CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 9,994	$ 9,166
Trade receivables, net	5,844	7,031
Prepaid expenses and other account receivables	1,289	663
Total current assets	17,127	16,860
LONG-TERM ASSETS:
Other assets	159	155
Deferred taxes, net	1,950	2,340
Severance pay fund	4,226	3,770
Property and equipment, net	1,300	1,214
Intangible assets, net	2,105	2,778
Goodwill	30,929	30,929
Total long-term assets	40,669	41,186
Total assets	57,796	58,046
CURRENT LIABILITIES:
Trade payables	824	375
Payment obligation related to acquisitions		271
Deferred revenues	12,571	10,676
Employees and payroll accruals	4,429	4,741
Accrued expenses and other current liabilities	1,812	2,021
Liability presented at fair value	300
Total current liabilities	19,936	18,084
LONG-TERM LIABILITIES:
Other liabilities	295	277
Deferred revenues	1,923	1,438
Liability presented at fair value		512
Accrued severance pay	5,801	5,027
Total long-term liabilities	8,019	7,254
SHAREHOLDERS' EQUITY:
Share capital - ordinary shares of NIS 0.4 par value - Authorized: 32,500,000 shares at June 30, 2017 and December 31, 2016; Issued and outstanding: 17,062,445 shares at June 30, 2017 and 16,841,238 shares at December 31, 2016	1,946	1,921
Additional paid-in capital	151,554	149,716
Accumulated other comprehensive loss	(1,077)	(1,013)
Accumulated deficit	(122,582)	(117,916)
Total shareholders' equity	29,841	32,708
Total liabilities and shareholders' equity	$ 57,796	$ 58,046